Note 10 - Equity	3 Months Ended
Mar. 31, 2015
Notes
Note 10 - Equity

NOTE 10 – Equity

Overview:

Our authorized capital stock consists of 877,500,000 shares of common stock, with a par value of $0.001 per share; and 10,000 shares of preferred stock at a par value of $0.001. The holders of common stock have dividend rights, liquidation rights and voting rights of one vote for each share of common stock. There are no preferred shares issued and outstanding and the terms of any future preferred shares issuances will be as determined by the Board of Directors. As of March 31, 2015, there were 83,508,130 shares of our common stock issued and outstanding.

Share Transactions:

On January 27, 2014, we issued 1,818,182 units to two investors in a non-brokered private placement, at a purchase price of $0.55 per unit for gross proceeds of $1,000,000. Each unit consisted of one share of our common stock and one non-transferable common share purchase warrant, with each warrant entitling the holder to acquire one additional share of our common stock at a price of $0.65 per share for a period of six years. We issued: (i) 681,818 of these units to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in an offshore transaction in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended; and (ii) 1,136,364 of these units to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these units to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended. Pursuant to the securities purchase agreements with each investor, we also agreed to file a Form S-1 registration statement related to the transaction with the SEC covering the shares underlying the units (excluding shares issuable upon exercise of the warrants); such Form S-1, which also included shares related to our Equity Line (detailed below), was filed and subsequently deemed Effective by the SEC on May 8, 2014.

During his term as a consultant to the Company, our new CFO was issued 50,000 restricted shares at $0.80 per share on April 14, 2014 and 25,000 restricted shares at $0.373 per share on August 19, 2014, each grant being valued based on market close price on issue date, for aggregate deemed compensation totaling $49,325. These shares were issued to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On May 1, 2014, 25,000 restricted common shares were issued to our former VP/COO as a signing bonus at a price of $0.62 per share based on market close price on issue date, for aggregate deemed compensation of $15,500. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On May 22, 2014 KonaRed Corporation filed a Form S-8 Registration Statement to register a total of 4,000,000 shares with the SEC to be used for director, officer and employee compensation share issuances. An initial group of these shares (the "Award Shares") were then separately registered under the Securities Act, by filing on June 4, 2014, as amended, a Post-Effective amendment to the Form S-8 Registration Statement which contained a re-offer prospectus in reference to the Award Shares. Allocation of the Award Shares included a compensation bonus of 250,499 shares to our CEO and 83,167 Award Shares to each of our three other directors at a price of $0.627 per share based on market close price on issue date, for aggregate deemed compensation for past services of $313,500.

On October 1, 2014, 57,400 restricted common shares were issued to two employees for prior services rendered at a price of $0.3449 based on market close price on issue date for deemed compensation of $19,797. These shares were issued to US persons with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

During the year ended 2014, we issued a total of 4,052,759 restricted common shares to a service provider for services rendered. These issuances were: (i) 352,759 at $0.2835 per share on October 21, 2014; (ii) 2,000,000 at $0.251 on December 2, 2014; and (iii) 1,700,000 at $0.141 on December 31, 2014, for aggregate deemed compensation of $841,707, each grant being valued based on market close price on issue date. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On February 6, 2015, 600 restricted common shares were issued to an employee for compensation and 11,000 restricted common shares were issued to a vendor for services rendered. These share issuances were both issued at a price of $0.0752 based on market close price on issue date for deemed payments totaling of $872. These shares were issued to US persons with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

Equity Line:

On February 3, 2014, we entered into an Equity Line Agreement and a Registration Rights Agreement with  an Illinois limited liability company (the "Investor"), pursuant to which we have the right to sell to the Investor of up to $12,000,000 in shares of our common stock, subject to certain limitations set forth in the Equity Line Agreement filed with the SEC in a Current Report on Form 8-K on February 5, 2014. The Term of the Equity Line is thirty months. As aforementioned, the shares related to this Equity Line were registered with the SEC in a Form S-1 which was deemed Effective on May 8, 2014. We may direct the Investor, at our sole discretion and subject to certain conditions, to purchase up to $100,000 worth of shares of our common stock on any single business day so long as at least one business day has passed since the most recent purchase. Such sales may increase up to a maximum of $500,000 per purchase, depending on the closing sale price of our common stock.

The purchase price of such common stock sold to the Investor is based on the prevailing market price of our common stock preceding the time of any such sale with our company knowing the exact price prior to making sales, if any, to the Investor and we control the timing and amount of sales, if any, of common stock to the Investor. There are no upper limits to the price the Investor may pay to purchase our common stock. No sales of common stock to the Investor may occur below a floor price as set forth in the Purchase Agreement. In addition, we may direct the Investor to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of our common stock is not below the threshold price as set forth in the Purchase Agreement.

Our sales of shares of common stock to the Investor under the Equity Line Agreement are limited to no more than the number of shares that would result in the beneficial ownership by the Investor and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of our common stock. The Equity Line Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. the Investor has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares of common stock.

In consideration for entering into the Equity Line Agreement, we issued the Investor 872,727 common shares as a commitment fee (the “Commitment Shares”) and may issue up to 218,182 additional shares on a per share basis. During the year ended December 31, 2014, we issued 30,906 additional commitment shares during 17 transactions. The cost of the 903,633 shares issued for Equity Line underwriting fees have been recorded as a $904 debit to additional paid-in capital. The Commitment Shares were issued in reliance on an exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(2) thereof and Rule 506 of Regulation D promulgated thereunder, and were registered for sale under the Registration Statement on Form S-1 which was deemed Effective by the SEC on May 8, 2014.

Actual sales of shares of common stock to the Investor under the Equity Line Agreement depend on a variety of factors to be determined by our Company from time to time, including (among others) market conditions, the trading price of our common stock and determinations by us as to available and appropriate sources of funding for our Company and its operations.

The Equity Line Agreement may be terminated by us at any time at our discretion without any monetary cost to us.

During the period ended March 31, 2015 we issued nil shares under the Equity Line. During the year ended December 31, 2014 we issued 3,697,889 shares under the Equity Line for aggregate proceeds of $1,700,001.

Warrants:

On January 27, 2014, we issued 1,818,182 units to two investors in a non-brokered private placement at a purchase price of $0.55 per unit for gross proceeds of $1,000,000. Each unit was comprised of one common share and one six year warrant exercisable into one common share at a price of $0.65 per share.

The following table summarizes the Company’s warrant activity for the period ended March 31, 2015, and the year ended December 31, 2014:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*		Intrinsic Value**

Outstanding at December 31, 2013	5,803,666
January 12, 2014 - Expiration of warrants previously granted to creditor	(1,837,000)	-	-		-
January 27, 2014 - Granted with Units	1,818,182	0.65	5.07		Nil
Outstanding at December 31, 2014	5,784,848	$0.65	4.19	$	Nil
Nil activity	-	-	-		-
Outstanding at March 31, 2015	5,784,848	$0.65	3.94	$	Nil

*  (remaining term as of March 31, 2015)

**(intrinsic value based on the closing share price of $0.2189 on March 31, 2015)

Options:

On November 25, 2013, the Company issued 250,000 three year options to purchase 250,000 restricted shares of common stock to a consultant ("Consultant") for past services rendered. The options vested immediately and are exercisable at $0.70 per share. The cost of these options was recorded as $173,806 at November 25, 2013 based on a Black-Scholes valuation using the inputs detailed below.

On December 12, 2013, the Company adopted an incentive stock option plan (the "Stock Option Plan"). The Stock Option Plan allows for the issuance of up to 11,000,000 options to acquire 11,000,000 restricted shares of the Company's common stock, with a maximum exercise period of ten years, to be granted to eligible employees, officers, directors, and consultants. On December 12, 2013 3,000,000 options were granted under the Stock Option Plan to directors and officers of the Company.

With respect to the options granted on December 12, 2013, for the years ended December 31, 2013 and December 31, 2014 Black-Scholes valuation costs were recorded as follows: (a) service period amortization of $47,141 for 2013 for 1,000,000 five year options granted to CEO exercisable at $0.45 per share with vesting after October 4, 2014 if the share price of the Company was above $1.00 per share; (b) service period amortization of $47,141 for 2013 for 1,000,000 five year options granted to (former) CSO ("Director One") exercisable at $0.45 per share with vesting after October 4, 2014 if the share price of the Company was above $1.00 per share; (c) expensing of $732,886 in 2013 for 1,000,000 five year options granted to (former) CFO exercisable at $0.74 per share which vested immediately. On December 19, 2014, all of above options grants were cancelled with the consent of the grantees.

Due to the cancellation on December 19, 2014 of the unvested options which had been granted to the CEO and former CSO on December 12, 2013 and the 750,000 vested options which had been granted to Director Two on January 7, 2014, prior Black-Scholes expenses for these options were reversed for the year ended December 31, 2014.

On December 19, 2014, 6,750,000 options were granted under the Stock Option Plan. Black-Scholes valuation costs for these options were recorded as follows based on the input factors detailed in the table below: (a) expensing of $152,314 for 1,000,000 five year options granted to CEO exercisable at $0.17 per share which vested immediately; (b) 2014 service period amortization of $7,511 for 1,500,000 options granted to CEO exercisable at $0.17 per share of which 750,000 vest on June 30, 2015, and 750,000 vest on December 31, 2015; (c) expensing of $152,314 each for individual grants of 1,000,000 five year options each granted to Director One and Employee exercisable at $0.17 per share which vested immediately; (d) expensing of $114,236 each for individual grants of 750,000 five year options each granted to Director Two, Director Three, and CFO exercisable at $0.17 per share which vested immediately.

The fair value of the December 19, 2014 options grants was calculated on the date of grant using a Black Scholes option pricing model with the following assumptions :

Risk free comparative	Risk free rate	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

2.5 year average of US Treasury Constant Maturities	0.85%	0.0%	2.5 years	205%	2.5 years	$0.17	$0.17

The expensing and amortization of all options grants have been credited to Additional Paid-In Capital.

A summary of changes in outstanding stock options for the period ended March 31, 2015 and the year ended December 31, 2014 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2013	3,250,000	$0.56	4.79	$-
January 7, 2014 – Grant to director	750,000	0.81		-
December 19, 2014 - Cancellations	(3,750,000)	-	-	-
December 19, 2014 - Grants to directors, officers and employee	6,750,000	0.17	4.97	$330,075
Outstanding at December 31, 2014	7,000,000	$0.19	4.86	$$330,075
Nil activity	-	-	-	-
Outstanding at March 31, 2015	7,000,000	$0.19	4.61	$$330,075

*  (remaining term as of March 31, 2015)

**(intrinsic value based on the closing share price of $0.2189 on March 31, 2015)

The following table summarizes information about the options outstanding at March 31, 2015:

	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.70	250,000	$0.70	$nil	1.65	250,000	$0.70	$nil	1.65
$0.17	6,750,000	$0.17	$330,075	4.72	5,250,000	$0.17	$256,725	4.72
Totals	7,000,000	$0.19	$330,075	4.58	5,500,000	$0.19	$256,725	4.58

*  (remaining term as of March 31, 2015)

**(intrinsic value based on the closing share price of $0.2189 on March 31, 2015)